Employee Benefit Plans Assets Held in Deferral Plan Irrevocable Grantor Trust Account (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	$ 293	$ 284
Other Investment Funds
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	176	165
Common equities | Progressive common shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	$ 117	$ 119
Common shares reserved for issuance under executive deferred compensation plan	1,138,191	1,551,846